Note 19 - Fair Value Measurements - Recurring Fair Value Measurement (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total assets measured at fair value	$ 193	$ 2,872
Fair Value, Inputs, Level 1 [Member]
Total assets measured at fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Total assets measured at fair value	193	2,872
Fair Value, Inputs, Level 3 [Member]
Total assets measured at fair value	0	0
Debt Security, Corporate, US [Member]
Trading debt securities	193	2,872
Debt Security, Corporate, US [Member] | Fair Value, Inputs, Level 1 [Member]
Trading debt securities	0	0
Debt Security, Corporate, US [Member] | Fair Value, Inputs, Level 2 [Member]
Trading debt securities	193	2,872
Debt Security, Corporate, US [Member] | Fair Value, Inputs, Level 3 [Member]
Trading debt securities	$ 0	$ 0